Schedule II Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 10,359	¥ 11,477	¥ 13,378
Addition- charged to income	3,419	1,840	1,347
Deduction bad debts written off	(1,983)	(2,189)	(2,789)
Translation adjustments and other	(150)	(769)	(459)
Balance at end of period	11,645	10,359	11,477
Finance Receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,627	2,675	2,681
Addition- charged to income	2,351	1,495	938
Deduction bad debts written off	(2,199)	(1,653)	(1,284)
Translation adjustments and other	289	110	340
Balance at end of period	¥ 3,068	¥ 2,627	¥ 2,675